DEFERRED TAX - Schedule of Movements in Deferred Tax Liabilities and Assets (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
The Group
DEFERRED TAX (Details) - Schedule of Movements in Deferred Tax Liabilities and Assets [Line Items]
Deferred tax assets, at 1 January	£ 3,468
Deferred tax assets, at 31 December	4,048	£ 3,468
The Bank
DEFERRED TAX (Details) - Schedule of Movements in Deferred Tax Liabilities and Assets [Line Items]
Deferred tax assets, at 1 January	2,109
Deferred tax assets, at 31 December	2,434	2,109
Prior to offsetting of balances within same taxing jurisdiction | The Group
DEFERRED TAX (Details) - Schedule of Movements in Deferred Tax Liabilities and Assets [Line Items]
Deferred tax assets, at 1 January	5,327	4,731
Credit (charge) to the income statement	1,016	577
Credit (charge) to other comprehensive income	34	19
Deferred tax assets, at 31 December	6,377	5,327
Deferred tax liabilities, at 1 January	(1,859)	(1,365)
(Charge) credit to the income statement	(334)	(359)
(Charge) credit to other comprehensive income	(136)	(136)
Exchange and other adjustments		1
Deferred tax liabilities, at 31 December	(2,329)	(1,859)
Prior to offsetting of balances within same taxing jurisdiction | The Group | Tax losses
DEFERRED TAX (Details) - Schedule of Movements in Deferred Tax Liabilities and Assets [Line Items]
Deferred tax assets, at 1 January	4,054	3,600
Credit (charge) to the income statement	964	454
Credit (charge) to other comprehensive income	0	0
Deferred tax assets, at 31 December	5,018	4,054
Prior to offsetting of balances within same taxing jurisdiction | The Group | Property, plant and equipment
DEFERRED TAX (Details) - Schedule of Movements in Deferred Tax Liabilities and Assets [Line Items]
Deferred tax assets, at 1 January	678	670
Credit (charge) to the income statement	82	8
Credit (charge) to other comprehensive income	0	0
Deferred tax assets, at 31 December	760	678
Prior to offsetting of balances within same taxing jurisdiction | The Group | Provisions
DEFERRED TAX (Details) - Schedule of Movements in Deferred Tax Liabilities and Assets [Line Items]
Deferred tax assets, at 1 January	251	225
Credit (charge) to the income statement	13	4
Credit (charge) to other comprehensive income	36	22
Deferred tax assets, at 31 December	300	251
Prior to offsetting of balances within same taxing jurisdiction | The Group | Share-based payments
DEFERRED TAX (Details) - Schedule of Movements in Deferred Tax Liabilities and Assets [Line Items]
Deferred tax assets, at 1 January	27	32
Credit (charge) to the income statement	(10)	(5)
Credit (charge) to other comprehensive income	0	0
Deferred tax assets, at 31 December	17	27
Prior to offsetting of balances within same taxing jurisdiction | The Group | Pension liabilities
DEFERRED TAX (Details) - Schedule of Movements in Deferred Tax Liabilities and Assets [Line Items]
Deferred tax assets, at 1 January	56	53
Credit (charge) to the income statement	15	6
Credit (charge) to other comprehensive income	(2)	(3)
Deferred tax assets, at 31 December	69	56
Prior to offsetting of balances within same taxing jurisdiction | The Group | Derivatives
DEFERRED TAX (Details) - Schedule of Movements in Deferred Tax Liabilities and Assets [Line Items]
Deferred tax assets, at 1 January	7	19
Credit (charge) to the income statement	30	(12)
Credit (charge) to other comprehensive income	0	0
Deferred tax assets, at 31 December	37	7
Deferred tax liabilities, at 1 January	(699)	(562)
(Charge) credit to the income statement	(65)	(106)
(Charge) credit to other comprehensive income	764	(31)
Exchange and other adjustments		0
Deferred tax liabilities, at 31 December	0	(699)
Prior to offsetting of balances within same taxing jurisdiction | The Group | Assets revaluations
DEFERRED TAX (Details) - Schedule of Movements in Deferred Tax Liabilities and Assets [Line Items]
Deferred tax assets, at 1 January	28	0
Credit (charge) to the income statement	(28)	28
Credit (charge) to other comprehensive income	0	0
Deferred tax assets, at 31 December	0	28
Deferred tax liabilities, at 1 January	0	(38)
(Charge) credit to the income statement	2	(22)
(Charge) credit to other comprehensive income	(54)	60
Exchange and other adjustments		0
Deferred tax liabilities, at 31 December	(52)	0
Prior to offsetting of balances within same taxing jurisdiction | The Group | Other temporary differences
DEFERRED TAX (Details) - Schedule of Movements in Deferred Tax Liabilities and Assets [Line Items]
Deferred tax assets, at 1 January	226	132
Credit (charge) to the income statement	(50)	94
Credit (charge) to other comprehensive income	0	0
Deferred tax assets, at 31 December	176	226
Deferred tax liabilities, at 1 January	(204)	(111)
(Charge) credit to the income statement	(115)	(94)
(Charge) credit to other comprehensive income	0	0
Exchange and other adjustments		1
Deferred tax liabilities, at 31 December	(319)	(204)
Prior to offsetting of balances within same taxing jurisdiction | The Group | Capitalised software enhancements
DEFERRED TAX (Details) - Schedule of Movements in Deferred Tax Liabilities and Assets [Line Items]
Deferred tax liabilities, at 1 January	(228)	(21)
(Charge) credit to the income statement	(47)	(207)
(Charge) credit to other comprehensive income	0	0
Exchange and other adjustments		0
Deferred tax liabilities, at 31 December	(275)	(228)
Prior to offsetting of balances within same taxing jurisdiction | The Group | Acquisition fair value
DEFERRED TAX (Details) - Schedule of Movements in Deferred Tax Liabilities and Assets [Line Items]
Deferred tax liabilities, at 1 January	(336)	(483)
(Charge) credit to the income statement	(16)	147
(Charge) credit to other comprehensive income	0	0
Exchange and other adjustments		0
Deferred tax liabilities, at 31 December	(352)	(336)
Prior to offsetting of balances within same taxing jurisdiction | The Group | Pension assets
DEFERRED TAX (Details) - Schedule of Movements in Deferred Tax Liabilities and Assets [Line Items]
Deferred tax liabilities, at 1 January	(392)	(150)
(Charge) credit to the income statement	(93)	(77)
(Charge) credit to other comprehensive income	(846)	(165)
Exchange and other adjustments		0
Deferred tax liabilities, at 31 December	(1,331)	(392)
Prior to offsetting of balances within same taxing jurisdiction | The Bank
DEFERRED TAX (Details) - Schedule of Movements in Deferred Tax Liabilities and Assets [Line Items]
Deferred tax assets, at 1 January	3,042	2,734
Credit (charge) to the income statement	783	290
Credit (charge) to other comprehensive income	36	18
Deferred tax assets, at 31 December	3,861	3,042
Deferred tax liabilities, at 1 January	(933)	(705)
(Charge) credit to the income statement	(54)	(194)
(Charge) credit to other comprehensive income	(440)	(35)
Exchange and other adjustments		1
Deferred tax liabilities, at 31 December	(1,427)	(933)
Prior to offsetting of balances within same taxing jurisdiction | The Bank | Tax losses
DEFERRED TAX (Details) - Schedule of Movements in Deferred Tax Liabilities and Assets [Line Items]
Deferred tax assets, at 1 January	2,507	2,198
Credit (charge) to the income statement	683	309
Credit (charge) to other comprehensive income	0	0
Deferred tax assets, at 31 December	3,190	2,507
Prior to offsetting of balances within same taxing jurisdiction | The Bank | Property, plant and equipment
DEFERRED TAX (Details) - Schedule of Movements in Deferred Tax Liabilities and Assets [Line Items]
Deferred tax assets, at 1 January	305	343
Credit (charge) to the income statement	101	(38)
Credit (charge) to other comprehensive income	0	0
Deferred tax assets, at 31 December	406	305
Prior to offsetting of balances within same taxing jurisdiction | The Bank | Provisions
DEFERRED TAX (Details) - Schedule of Movements in Deferred Tax Liabilities and Assets [Line Items]
Deferred tax assets, at 1 January	160	128
Credit (charge) to the income statement	14	10
Credit (charge) to other comprehensive income	36	22
Deferred tax assets, at 31 December	210	160
Prior to offsetting of balances within same taxing jurisdiction | The Bank | Share-based payments
DEFERRED TAX (Details) - Schedule of Movements in Deferred Tax Liabilities and Assets [Line Items]
Deferred tax assets, at 1 January	18	19
Credit (charge) to the income statement	(8)	(1)
Credit (charge) to other comprehensive income	0	0
Deferred tax assets, at 31 December	10	18
Prior to offsetting of balances within same taxing jurisdiction | The Bank | Pension liabilities
DEFERRED TAX (Details) - Schedule of Movements in Deferred Tax Liabilities and Assets [Line Items]
Deferred tax assets, at 1 January	30	33
Credit (charge) to the income statement	6	1
Credit (charge) to other comprehensive income	0	(4)
Deferred tax assets, at 31 December	36	30
Prior to offsetting of balances within same taxing jurisdiction | The Bank | Derivatives
DEFERRED TAX (Details) - Schedule of Movements in Deferred Tax Liabilities and Assets [Line Items]
Deferred tax liabilities, at 1 January	(505)	(536)
(Charge) credit to the income statement	(1)	1
(Charge) credit to other comprehensive income	190	30
Exchange and other adjustments		0
Deferred tax liabilities, at 31 December	(316)	(505)
Prior to offsetting of balances within same taxing jurisdiction | The Bank | Assets revaluations
DEFERRED TAX (Details) - Schedule of Movements in Deferred Tax Liabilities and Assets [Line Items]
Deferred tax liabilities, at 1 January	(5)	(36)
(Charge) credit to the income statement	(1)	(9)
(Charge) credit to other comprehensive income	(46)	40
Exchange and other adjustments		0
Deferred tax liabilities, at 31 December	(52)	(5)
Prior to offsetting of balances within same taxing jurisdiction | The Bank | Other temporary differences
DEFERRED TAX (Details) - Schedule of Movements in Deferred Tax Liabilities and Assets [Line Items]
Deferred tax assets, at 1 January	22	13
Credit (charge) to the income statement	(13)	9
Credit (charge) to other comprehensive income	0	0
Deferred tax assets, at 31 December	9	22
Deferred tax liabilities, at 1 January	(4)	(17)
(Charge) credit to the income statement		12
(Charge) credit to other comprehensive income	0	0
Exchange and other adjustments		1
Deferred tax liabilities, at 31 December	(4)	(4)
Prior to offsetting of balances within same taxing jurisdiction | The Bank | Capitalised software enhancements
DEFERRED TAX (Details) - Schedule of Movements in Deferred Tax Liabilities and Assets [Line Items]
Deferred tax liabilities, at 1 January	(212)	(19)
(Charge) credit to the income statement	(44)	(193)
(Charge) credit to other comprehensive income	0	0
Exchange and other adjustments		0
Deferred tax liabilities, at 31 December	(256)	(212)
Prior to offsetting of balances within same taxing jurisdiction | The Bank | Pension assets
DEFERRED TAX (Details) - Schedule of Movements in Deferred Tax Liabilities and Assets [Line Items]
Deferred tax liabilities, at 1 January	(207)	(97)
(Charge) credit to the income statement	(8)	(5)
(Charge) credit to other comprehensive income	(584)	(105)
Exchange and other adjustments		0
Deferred tax liabilities, at 31 December	£ (799)	£ (207)